Accounts Receivable, Net	12 Months Ended
Sep. 30, 2023
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 — ACCOUNTS RECEIVABLE, NET

Accounts receivable consists of the following:

	As of September 30,
	2023	2022
Accounts receivable	$11,014,909	$15,975,717
Less: allowance for doubtful accounts	(347,306)	(791,827)
Accounts receivable, net	$10,667,603	$15,183,890

The Company’s accounts receivable primarily includes the balance due from customers when the Company’s pharmaceutical products are sold and delivered to customers. As of date of this report, approximately 58.6%, or $6.5 million, of the Company’s net account receivable balance as of September 30, 2023 has been subsequently collected, and the remaining balance is expected to be substantially collected before April 30, 2024.

Allowance for doubtful accounts movement is as follows:

	As of September 30,
	2023	2022
Beginning balance	$791,827	$446,527
Additions	-	419,353
Bad debt recovery	(439,327)	-
Foreign currency translation adjustments	(5,194)	(74,053)
Ending balance	$347,306	$791,827